Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions
5.	Related Party Transactions

CMA CGM is presented as a related party due to the fact that as of June 30, 2020 and December 31, 2019, it was a significant shareholder of the Company, owning Class A common shares representing 11.1% and 11.20% of voting rights, respectively, in the Company. Amounts due to and from CMA CGM companies are shown within amounts due to or from related parties in the interim unaudited Consolidated Balance Sheets.

Time Charter Agreements

A number of the Company’s time charter arrangements are with CMA CGM. Under these time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. Revenues generated from charters to CMA CGM are disclosed separately in the interim unaudited Consolidated Statements of Operations. The outstanding receivables due from CMA CGM are presented in the interim unaudited Consolidated Balance Sheets under "Due from related parties" totaling $2,687 and $2,968 as of June 30, 2020 and December 31, 2019, respectively.

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. As of June 30, 2020, the management of the Company’s fleet was performed solely by Technomar under ship management agreements under which the ship manager is responsible for all day-to-day ship management, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including the arrangement and management of dry-docking. During 2019, the ship management of certain vessels was undertaken by other third party companies, including CMA Ships, an affiliate of CMA CGM.

The management fees charged to the Company by Technomar and CMA Ships for the six months ended June 30, 2020 amounted to $6,105 and $nil, respectively (six months ended June 30, 2019: Technomar-$4,043 and CMA Ships-$190) and are shown in vessel operating expenses-related parties in the interim unaudited Consolidated Statements of Operations. As of June 30, 2020, any outstanding fees due to Technomar and CMA Ships are presented in the interim unaudited Consolidated Balance Sheets under "Due to related parties" totaling to $nil (December 31, 2019: Technomar:$nil and CMA Ships: $nil). Additionally, as of June 30, 2020, outstanding receivables due from Technomar and CMA Ships are presented under “Due from related parties” totaling to $4,450 and $107, respectively (December 31, 2019: Technomar: $855 and CMA Ships: $37).

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company and is presented as a related party, as the Company’s Executive Chairman is the sole beneficial owner. Under the management agreements, Conchart is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advising the Company on market developments, developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions. For the 19 vessels of Poseidon Fleet, the agreements were effective from the date of the completion of the Poseidon Transaction; for the GSL Fleet, the agreements will come into effect when new charters are entered into and applied to nine vessels up to June 30, 2020; for all vessels acquired  during 2019 and 2020, the agreements were effective upon acquisition.

The fees charged to the Company by Conchart for the six months ended June 30, 2020 amounted to $1,201 (six months ended June 30, 2019: $850) and are disclosed within time charter and voyage costs-related parties in the interim unaudited Consolidated Statements of Operations.

Any outstanding fees due to Conchart are presented in the interim unaudited Consolidated Balance Sheets under "Due to related parties" totaling to $33 and $109 as of June 30, 2020 and December 31, 2019, respectively.